SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Deferred Tax Assets
Net operating losses	$ 937,882	$ 396,201
Right of use asset/liability	27,728	18,114
Allowance and reserves	1,862
Total gross deferred tax assets	967,472	414,316
Less: valuation allowance	(525,388)	(292,160)
Total deferred tax assets	442,084	122,156
Deferred tax liabilities
Depreciation of fixed assets	(442,084)	(122,156)
Total deferred tax liabilities	(442,084)	(122,156)
Net deferred tax assets